Quarterly Holdings Report
for

Fidelity® SAI Tax-Free Bond Fund

October 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

STF-QTLY-1219
1.9887623.101

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Alabama - 0.6%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	$4,000,000	$4,184,407
Series 2009 E, 1.85%, tender 3/24/20 (a)	3,100,000	3,104,278

TOTAL ALABAMA		7,288,685

Alaska - 0.1%
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	955,000	993,563
Arizona - 2.6%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24	315,000	370,991
Arizona State Lottery Rev. Series 2019, 5% 7/1/25	5,040,000	6,079,903
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (a)	265,000	274,071
Maricopa County Indl. Dev. Auth. Bonds Series 2019 B, 5%, tender 9/1/24 (a)	650,000	752,408
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016, 6% 1/1/48 (b)	575,000	606,723
Maricopa County Rev. Series 2017, 5% 1/1/41	10,840,000	12,962,472
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,300,000	2,827,436
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	2,850,000	3,438,297
Series 2017 A, 5% 1/1/38	3,000,000	3,696,720
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (b)	760,000	864,120
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	1,380,000	1,613,648

TOTAL ARIZONA		33,486,789

California - 1.5%
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,340,000	1,627,872
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	1,000,000	1,161,060
5.25% 11/1/36	515,000	599,857
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,635,000	3,206,900
5% 5/15/39	1,175,000	1,408,390
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (b)	105,000	105,565
(NCCD Claremont Properties LLC Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (b)	100,000	100,875
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28	1,000,000	1,194,350
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	2,000,000	2,368,020
5% 11/15/26	2,000,000	2,429,460
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	465,000	572,620
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/20	1,000,000	1,021,610
5% 6/1/21	1,000,000	1,058,550
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	800,000	944,488
Series 2017 B:
5% 7/1/29	485,000	582,776
5% 7/1/30	970,000	1,159,984

TOTAL CALIFORNIA		19,542,377

Colorado - 2.7%
Colorado Health Facilities Auth.:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (a)	1,000,000	1,202,240
Series 2019 B:
5%, tender 8/1/26 (a)	755,000	891,504
5%, tender 11/19/26 (a)	1,375,000	1,686,273
Series 2018 A, 4% 11/15/48	960,000	1,053,888
Series 2019 A, 5% 11/15/39	1,250,000	1,551,763
Series 2019 A2, 5% 8/1/44	1,300,000	1,536,847
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	240,000	231,262
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (a)	715,000	815,844
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	460,000	509,436
Series 2019 H, 4.25% 11/1/49	265,000	293,278
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	2,000,000	2,452,600
5% 3/15/38	2,000,000	2,444,700
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (a)	5,895,000	6,830,831
Denver City & County Arpt. Rev. Series 2018 B, 5% 12/1/48	6,875,000	8,300,531
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	3,725,000	3,792,311

TOTAL COLORADO		33,593,308

Connecticut - 5.5%
Bridgeport Gen. Oblig. Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	630,000	699,363
5% 2/1/25 (Build America Mutual Assurance Insured)	670,000	783,947
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	155,000	166,092
Series 2014 H, 5% 11/15/21	1,550,000	1,664,638
Series 2015 B, 5% 6/15/32	265,000	306,897
Series 2016 B:
5% 5/15/25	1,000,000	1,180,320
5% 5/15/26	545,000	657,466
5% 5/15/27	2,640,000	3,169,637
Series 2017 A, 5% 4/15/33	245,000	294,343
Series 2018 A, 5% 4/15/38	1,000,000	1,206,100
Series 2018 F, 5% 9/15/22	235,000	258,878
Series 2019 A, 5% 4/15/26	655,000	788,790
Series 2019 B:
5% 2/15/22	7,000,000	7,571,130
5% 2/15/23	7,000,000	7,803,390
5% 2/15/24	7,000,000	8,025,570
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,335,000	3,940,503
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	2,150,000	2,196,354
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	805,000	818,460
Series 2014 B, 1.8%, tender 7/1/24 (a)	875,000	888,265
Series 2016 A1, 1.45%, tender 7/1/22 (a)	5,000,000	5,020,300
Series U1, 2%, tender 2/8/22 (a)	105,000	106,787
Series 2019 A:
4% 7/1/20 (b)	635,000	640,582
4% 7/1/21 (b)	100,000	102,205
5% 7/1/27 (b)	555,000	620,978
5% 7/1/34 (b)	685,000	763,439
Series 2019 Q-1:
5% 11/1/24	460,000	535,785
5% 11/1/26	500,000	610,325
Series A, 5% 7/1/26	1,000,000	1,166,590
Series K1, 5% 7/1/33	400,000	474,532
Series K3, 5% 7/1/43	350,000	404,019
Series R, 4% 7/1/36	1,000,000	1,112,010
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	410,000	456,178
Series A, 5% 9/1/33	5,000,000	5,719,000
Stratford Gen. Oblig. Series 2019:
5% 1/1/22	1,400,000	1,505,812
5% 1/1/24	1,520,000	1,732,800
5% 1/1/28	3,890,000	4,730,629
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	450,000	488,561
Series 2019 A, 5% 11/1/25	495,000	594,713

TOTAL CONNECTICUT		69,205,388

District Of Columbia - 2.9%
District of Columbia Gen. Oblig.:
Series 2017 D, 5% 6/1/42	500,000	599,925
Series 2019 A:
5% 10/15/26	5,000,000	6,220,200
5% 10/15/44	5,000,000	6,179,350
District of Columbia Rev. Series 2018:
5% 10/1/20	600,000	619,697
5% 10/1/23	350,000	394,807
5% 10/1/25	495,000	585,461
5% 10/1/26	830,000	1,000,590
5% 10/1/27	905,000	1,107,946
5% 10/1/43	3,080,000	3,653,250
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (a)(c)	3,225,000	3,273,923
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/38	1,500,000	1,835,865
5% 10/1/44	8,000,000	9,646,400
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,605,000	1,946,512

TOTAL DISTRICT OF COLUMBIA		37,063,926

Florida - 5.4%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	845,000	962,109
Broward County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/26	1,470,000	1,802,940
Central Florida Expressway Auth. Sr. Lien Rev. Series 2018:
5% 7/1/37	2,000,000	2,466,140
5% 7/1/40	3,000,000	3,660,900
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/21	365,000	380,071
5% 3/1/22	350,000	372,288
5% 3/1/23	400,000	435,336
5% 3/1/24	250,000	277,763
5% 3/1/25	670,000	757,428
Series 2019:
5% 10/1/22	225,000	245,439
5% 10/1/23	250,000	279,588
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	10,000,000	10,999,900
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,475,000	2,862,808
5% 10/1/35	1,000,000	1,138,670
Gainesville Utils. Sys. Rev. Series 2019 A:
5% 10/1/44	955,000	1,183,436
5% 10/1/47	5,155,000	6,370,755
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,510,000	1,870,739
5% 10/1/43	2,000,000	2,445,080
Lee County School Board Ctfs. Prtn. Series 2019 A:
5% 8/1/27	4,005,000	4,973,209
5% 8/1/28	2,020,000	2,547,826
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	1,000,000	1,204,630
5% 4/1/44	3,235,000	3,882,226
Manatee County School District Series 2017, 5% 10/1/28 (FSA Insured)	2,500,000	3,105,400
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,715,000	2,011,644
Miami-Dade County School District Series 2015, 5% 3/15/26	1,545,000	1,836,078
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30	875,000	1,036,394
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	2,000,000	2,463,320
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,550,000	1,927,208
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/22 (c)	1,000,000	1,097,780
5% 7/1/24 (c)	800,000	932,376
5% 7/1/25 (c)	1,455,000	1,737,968
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/37	960,000	1,101,370

TOTAL FLORIDA		68,368,819

Georgia - 2.1%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,000,000	1,254,240
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	6,360,000	6,447,832
2.25%, tender 5/25/23 (a)	1,685,000	1,712,685
Series 2013 1st, 2.925%, tender 3/12/24 (a)	2,320,000	2,425,003
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (a)(c)	2,000,000	2,392,940
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)(c)	800,000	916,296
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,350,000	1,718,807
Series 2019, 4% 6/15/49	190,000	212,374
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	100,000	104,144
Series 2018 A, 5% 1/1/21	275,000	286,558
Series C, 5% 1/1/22	100,000	107,535
Series HH:
5% 1/1/21	700,000	729,421
5% 1/1/22	1,825,000	1,962,934
Main Street Natural Gas, Inc. Bonds Series 2019 B, 4%, tender 12/2/24 (a)	2,640,000	2,961,974
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,110,000	1,130,213
Private Colleges & Univs. Auth. Rev. Series A:
4% 6/1/20	85,000	86,315
4% 6/1/21	635,000	661,333
5% 6/1/22	420,000	458,644
5% 6/1/23	420,000	472,357
5% 6/1/24	695,000	802,996

TOTAL GEORGIA		26,844,601

Hawaii - 0.3%
Honolulu City & County Gen. Oblig.:
Series 2018 A, 5% 9/1/41	2,000,000	2,464,940
Series 2019 A, 5% 9/1/24	765,000	900,795

TOTAL HAWAII		3,365,735

Idaho - 0.0%
Idaho Hsg.& Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	140,000	153,255
Illinois - 10.5%
Champaign County Cmnty. Unit Series 2019:
4% 6/1/26	100,000	115,147
4% 6/1/27	830,000	969,664
4% 6/1/28	625,000	740,175
4% 6/1/29	1,550,000	1,844,717
4% 6/1/30	1,000,000	1,171,600
4% 6/1/31	1,250,000	1,446,425
4% 6/1/33	660,000	748,546
4% 6/1/34	1,000,000	1,130,340
4% 6/1/35	1,290,000	1,452,656
4% 6/1/36	1,575,000	1,769,702
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	57,080
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,465,000	1,383,766
Series 2016 A, 7% 12/1/44	3,100,000	3,766,531
Series 2017 C, 5% 12/1/25	155,000	175,573
Series 2018 C, 5% 12/1/46	1,060,000	1,189,649
Series 2019 A:
5% 12/1/21	185,000	195,469
5% 12/1/23	2,150,000	2,364,721
5% 12/1/30	575,000	678,000
5% 12/1/31	600,000	704,268
Chicago Midway Arpt. Rev. Series 2016 B, 5% 1/1/46	6,155,000	7,073,388
Chicago O'Hare Int'l. Arpt. Rev. Series 2018 B:
5% 1/1/36	2,250,000	2,777,805
5% 1/1/37	3,250,000	4,000,555
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	240,000	294,413
5% 10/1/28	200,000	249,290
5% 10/1/44	1,000,000	1,207,660
5% 10/1/49	1,250,000	1,501,900
5% 10/1/51	1,000,000	1,196,670
Illinois Fin. Auth. Rev.:
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	300,000	359,547
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	2,150,000	2,327,719
5% 5/15/43	50,000	58,933
(Presence Health Proj.) Series 2016 C:
5% 2/15/25	2,100,000	2,487,597
5% 2/15/36	1,000,000	1,189,090
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	100,000	100,765
Series 2012 A, 5% 5/15/22	1,000,000	1,086,830
Series 2015 A, 4.125% 11/15/37	680,000	730,544
Series 2016 A:
5% 2/15/24	850,000	974,151
5% 8/15/25	1,175,000	1,404,113
Series 2016 C, 5% 2/15/31	2,500,000	3,035,550
Series 2016:
4% 12/1/35	360,000	386,233
5% 12/1/40	2,150,000	2,463,384
Series 2017 A, 5% 1/1/35	2,000,000	2,326,660
Series 2018 A:
4.25% 1/1/44	55,000	59,173
5% 1/1/38	215,000	248,910
5% 10/1/41	3,000,000	3,625,320
5% 1/1/44	320,000	366,099
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	5,000,000	5,961,500
Series 2012:
5% 8/1/21	10,000	10,505
5% 8/1/22	60,000	64,484
5% 8/1/24	1,000,000	1,065,820
Series 2013, 5% 7/1/22	40,000	42,904
Series 2014:
5% 2/1/22	215,000	228,270
5% 2/1/23	180,000	195,113
5% 2/1/26	550,000	602,839
Series 2016:
5% 2/1/26	5,270,000	5,986,825
5% 2/1/27	615,000	703,517
Series 2017 C, 5% 11/1/29	1,000,000	1,133,840
Series 2017 D:
5% 11/1/21	4,500,000	4,755,375
5% 11/1/23	800,000	882,624
5% 11/1/24	685,000	764,666
5% 11/1/25	1,265,000	1,429,083
5% 11/1/27	6,230,000	7,141,262
Series 2018 A:
5% 10/1/24	500,000	557,285
5% 10/1/28	1,000,000	1,165,520
Series 2018 B, 5% 10/1/26	1,000,000	1,146,070
Series 2019 B:
5% 9/1/21	500,000	527,570
5% 9/1/22	490,000	527,671
5% 9/1/23	500,000	549,035
5% 9/1/24	500,000	556,420
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	1,300,000	1,442,688
Series 2014 C, 5% 1/1/38	415,000	473,278
Series 2015 A, 5% 1/1/37	470,000	543,395
Series 2019 A, 5% 1/1/44	16,000,000	19,403,840
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	2,010,000	2,398,211
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	3,200,000	1,412,256
0% 6/15/46 (FSA Insured)	8,000,000	3,136,240
0% 6/15/47 (FSA Insured)	2,525,000	952,910
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	1,200,000	1,444,548
Southwestern Dev. Auth. Heath Facility Rev. Series 2013, 7.125% 11/1/30 (Pre-Refunded to 11/1/23 @ 100)	1,500,000	1,839,465
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	215,000	240,280
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	100,000	124,826

TOTAL ILLINOIS		132,846,463

Indiana - 0.8%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	580,000	601,994
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	965,000	970,501
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2019:
5% 7/1/20	1,160,000	1,187,326
5% 7/1/21	1,440,000	1,524,902
5% 7/1/22	1,510,000	1,647,863
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	340,000	346,695
Indiana Hsg. & Cmnty. Dev. Auth. Series 2019 B, 3.5% 1/1/49	730,000	786,998
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	575,000	700,287
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,555,000	1,871,722
Series 2020, 5% 4/1/32 (c)	765,000	934,616

TOTAL INDIANA		10,572,904

Iowa - 0.1%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	1,000,000	1,184,360
Series A, 5% 5/15/48	120,000	133,584

TOTAL IOWA		1,317,944

Kentucky - 2.5%
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	320,000	377,216
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	3,500,000	3,471,895
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	730,000	903,353
5% 1/1/39	690,000	851,750
5% 1/1/49	2,500,000	3,033,750
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	355,000	362,789
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	95,000	114,034
(Proj. No. 119) Series 2018, 5% 5/1/38	4,000,000	4,743,160
Series 2017, 5% 4/1/26	3,035,000	3,627,493
Series A:
4% 11/1/34	1,250,000	1,395,100
4% 11/1/35	400,000	445,104
4% 11/1/36	1,000,000	1,109,710
4% 11/1/37	1,250,000	1,381,463
5% 11/1/22	1,400,000	1,543,150
5% 11/1/29	1,105,000	1,359,559
Series B:
5% 8/1/21	110,000	116,964
5% 5/1/27	2,000,000	2,431,840
Series C, 5% 11/1/21 (c)	1,055,000	1,106,864
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (a)	2,000,000	2,218,980
Louisville & Jefferson County Series 2016 A, 5% 10/1/31	95,000	113,261
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	115,000	125,525
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	450,000	491,184

TOTAL KENTUCKY		31,324,144

Louisiana - 1.2%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/20	520,000	532,012
4% 12/1/22	815,000	865,277
4% 12/1/23	1,135,000	1,224,756
4% 12/1/24	1,145,000	1,252,722
5% 12/1/29	450,000	545,945
5% 12/1/34	225,000	269,048
5% 12/1/39	1,615,000	1,896,543
Louisiana Pub. Facilities Auth. Rev. Series 2018 E:
5% 7/1/32	1,470,000	1,818,008
5% 7/1/33	1,195,000	1,472,921
5% 7/1/34	1,385,000	1,702,954
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	1,495,000	1,498,319
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (a)	1,410,000	1,409,817
2.1%, tender 7/1/24 (a)	680,000	681,680

TOTAL LOUISIANA		15,170,002

Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	100,000	107,361
Series 2013:
5% 7/1/22	400,000	431,404
5% 7/1/33	395,000	428,239
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	500,000	607,595

TOTAL MAINE		1,574,599

Maryland - 0.3%
Maryland Gen. Oblig. First Series 2016, 5% 6/1/26	1,785,000	2,079,454
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	680,000	745,436
Series 2019 C:
5% 9/1/27	725,000	901,153
5% 9/1/28	115,000	145,162

TOTAL MARYLAND		3,871,205

Massachusetts - 3.7%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	5,195,000	5,774,970
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	2,000,000	2,303,680
Series 2017 A, 5% 1/1/36	2,415,000	2,859,481
Series 2017, 5% 7/1/47	945,000	1,063,097
Series 2018, 5% 1/1/43	1,335,000	1,553,887
Series 2019 A, 5% 7/1/44	530,000	628,119
Series 2019 K:
5% 7/1/25	825,000	982,773
5% 7/1/26	1,085,000	1,320,738
5% 7/1/27	1,305,000	1,615,694
5% 7/1/29	305,000	389,537
Series 2019:
5% 7/1/25	655,000	775,572
5% 7/1/26	370,000	445,713
5% 7/1/28	550,000	683,172
5% 7/1/29	500,000	628,015
5% 9/1/59	3,730,000	4,430,121
Massachusetts Gen. Oblig. Series A, 5% 1/1/45	2,000,000	2,414,040
Massachusetts Health & Edl. Facilities Auth. Rev. (Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	2,780,000	2,854,671
Massachusetts Port Auth. Rev. Series 2019 B, 5% 7/1/44	10,000,000	12,449,700
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2018 B, 5% 8/1/43	3,290,000	4,040,219

TOTAL MASSACHUSETTS		47,213,199

Michigan - 3.1%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	150,000	167,450
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	920,000	1,134,618
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	500,000	581,355
Lansing Cmnty. College Series 2019, 5% 5/1/44	5,070,000	6,220,991
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	630,000	691,853
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	4,220,000	5,071,849
(Trinity Health Proj.) Series 2017:
5% 12/1/25	2,500,000	3,025,500
5% 12/1/37	1,000,000	1,210,310
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (a)	620,000	655,972
Series 2019 MI2, 5%, tender 2/1/25 (a)	740,000	868,701
Series 2015 A:
5% 8/1/26	1,675,000	1,941,627
5% 8/1/27	2,000,000	2,313,320
Series 2015, 5% 11/15/28	1,405,000	1,647,348
Series 2016, 5% 11/15/26	850,000	1,040,910
Series 2019 A, 5% 11/15/48	290,000	351,245
Milan Area Schools Series 2019, 5% 5/1/23	585,000	656,937
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	810,000	944,055
Series 2019 A, 5% 3/1/31	580,000	735,040
Series 2019:
5% 3/1/32	650,000	819,891
5% 3/1/33	625,000	783,513
5% 3/1/34	700,000	874,783
5% 3/1/35	700,000	871,731
5% 3/1/36	800,000	992,584
5% 3/1/37	900,000	1,113,057
5% 3/1/38	1,325,000	1,631,539
5% 3/1/39	900,000	1,105,461
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	525,000	597,550
Univ. of Michigan Rev. Series 2017 A, 5% 4/1/42	1,000,000	1,209,800

TOTAL MICHIGAN		39,258,990

Minnesota - 1.0%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	500,000	589,025
Minnesota Gen. Oblig. Series 2017 D, 5% 10/1/24	4,000,000	4,727,760
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A, 5% 10/1/45	5,000	5,812
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	540,000	595,334
5% 5/1/48	675,000	818,721
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,240,000	2,617,037
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/33 (Pre-Refunded to 1/1/24 @ 100)	1,500,000	1,727,220
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/20	295,000	301,178
5% 6/1/23	515,000	575,569
5% 6/1/27	500,000	609,275

TOTAL MINNESOTA		12,566,931

Missouri - 1.5%
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,350,000	2,775,162
Series 2019 A:
4% 10/1/48	4,785,000	5,296,038
5% 10/1/46	460,000	559,070
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	170,000	186,884
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (FSA Insured)	1,695,000	1,861,890
Series 2019 C:
5% 7/1/26	1,440,000	1,753,891
5% 7/1/27	2,430,000	3,016,432
Series A, 5.25% 7/1/26 (FSA Insured)	2,790,000	3,452,095
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	55,000	61,955

TOTAL MISSOURI		18,963,417

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	80,000	89,306
Nevada - 1.8%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,255,000	1,533,008
Clark County School District:
Series 2015 C, 5% 6/15/26	3,000,000	3,591,900
Series 2016 B, 5% 6/15/26	1,675,000	2,026,432
Series 2017 A:
5% 6/15/22	2,520,000	2,750,479
5% 6/15/24	250,000	289,273
5% 6/15/25	5,945,000	7,045,598
5% 6/15/26	215,000	260,109
Series 2017 C, 5% 6/15/22	210,000	229,207
Series A, 5% 6/15/27	1,305,000	1,602,749
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	2,650,000	2,906,494
Series 2019 B, 4% 10/1/49	270,000	296,789

TOTAL NEVADA		22,532,038

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	65,000	78,927
Series 2017, 5% 7/1/44	1,000,000	1,159,330
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	1,695,000	1,766,648
Series 2016, 5% 10/1/23	170,000	192,039

TOTAL NEW HAMPSHIRE		3,196,944

New Jersey - 3.1%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	1,000,000	1,132,750
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	1,000,000	1,174,180
5% 6/15/35	580,000	675,311
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	220,000	220,330
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (FSA Insured)	1,005,000	1,183,428
Series 2014 PP, 5% 6/15/26	1,000,000	1,126,900
Series 2015 XX:
5% 6/15/21	1,000,000	1,055,750
5% 6/15/22	3,285,000	3,567,740
5% 6/15/23	3,500,000	3,897,600
Series 2016 A, 5% 7/15/27	1,000,000	1,168,920
Series 2016 BBB:
5% 6/15/23	1,400,000	1,559,040
5.5% 6/15/30	230,000	274,659
Series 2018 EEE:
5% 6/15/28	590,000	704,908
5% 6/15/34	1,500,000	1,751,340
New Jersey Edl. Facility Series 2016 E, 5% 7/1/22	765,000	835,893
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	1,360,000	1,580,007
Series 2019 B2, 5%, tender 7/1/25 (a)	1,665,000	1,984,597
Series 2019 B3, 5%, tender 7/1/26 (a)	1,650,000	2,011,185
Series 2016:
4% 7/1/48	200,000	213,198
5% 7/1/28	1,170,000	1,376,025
5% 7/1/41	90,000	102,331
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	285,000	306,586
5% 12/1/23	200,000	228,586
5% 12/1/24	115,000	134,910
5% 12/1/25	215,000	258,247
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/20	3,000,000	3,059,682
5% 6/1/28	1,000,000	1,234,420
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,945,000	2,267,325
Series 2010 A, 0% 12/15/27	1,205,000	974,038
Series 2018 A:
5% 12/15/32	355,000	416,553
5% 12/15/34	1,350,000	1,574,154
Rutgers State Univ. Rev. Series Q:
5% 5/1/21 (c)	395,000	412,897
5% 5/1/22 (c)	275,000	297,124
5% 5/1/23 (c)	215,000	240,215

TOTAL NEW JERSEY		39,000,829

New Mexico - 0.8%
Albuquerque Brnl Co. Wtr. Utl Series 2018, 5% 7/1/28	1,000,000	1,224,010
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 7/1/50	1,130,000	1,237,214
Series 2019 D, 3.75% 1/1/50	385,000	419,662
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (Liquidity Facility Royal Bank of Canada) (a)	5,000,000	5,849,100
Series 2019 A:
4% 5/1/23 (Liquidity Facility Royal Bank of Canada)	590,000	640,823
4% 11/1/23 (Liquidity Facility Royal Bank of Canada)	200,000	219,642
4% 5/1/24 (Liquidity Facility Royal Bank of Canada)	675,000	747,340
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24 (c)	35,000	35,027
5% 5/15/34 (c)	70,000	79,249
5% 5/15/39 (c)	50,000	55,848
5% 5/15/44 (c)	50,000	55,287
5% 5/15/49 (c)	105,000	115,454
Series 2019 B1, 2.625% 5/15/25 (c)	55,000	55,048

TOTAL NEW MEXICO		10,733,704

New York - 3.4%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46	1,265,000	1,509,360
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,700,000	4,420,168
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	2,600,000	2,605,642
Series 2018, 5% 9/1/36	250,000	308,200
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	300,000	333,048
New York City Gen. Oblig. Series B, 5% 10/1/42	2,000,000	2,490,660
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2017 EE, 5% 6/15/36	4,305,000	5,240,347
Series AA, 5% 6/15/40	1,100,000	1,384,614
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2018 S2, 5% 7/15/35	1,075,000	1,309,554
New York City Transitional Fin. Auth. Rev. Series 2018 A2, 5% 8/1/39	1,800,000	2,172,150
New York Dorm. Auth. Revs. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	1,200,000	1,284,804
Series 2019 B2, 5%, tender 5/1/48	575,000	653,177
Series 2019 B3, 5%, tender 5/1/48	635,000	752,310
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,515,000	4,017,733
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1, 5% 11/15/34	1,465,000	1,783,857
Series 2017 D, 5% 11/15/35	2,000,000	2,428,540
Series D1, 5% 11/1/25	2,050,000	2,262,011
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31	1,000,000	1,221,080
Oneida County Loc Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (FSA Insured) (c)	1,625,000	1,847,836
Triborough Bridge & Tunnel Auth. Revs. Series 2018 A, 5% 11/15/44	4,000,000	4,852,880

TOTAL NEW YORK		42,877,971

New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	5,000,000	6,005,950
North Carolina - 0.3%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	875,000	995,120
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	55,000	65,818
5% 10/1/42	465,000	533,667
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	780,000	790,733
Series 2019 C, 2.55%, tender 6/1/26 (a)	1,345,000	1,401,920

TOTAL NORTH CAROLINA		3,787,258

Ohio - 5.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	3,735,000	4,373,087
Allen County Hosp. Facilities Rev. Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 1.87%, tender 11/7/19 (a)(d)	400,000	400,219
(Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	500,000	544,510
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	1,000,000	1,159,400
Series 2016, 5% 2/15/46	1,735,000	1,999,431
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	900,000	913,959
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,177,490
Cleveland Arpt. Sys. Rev.:
5% 1/1/24 (FSA Insured)	1,200,000	1,377,408
5% 1/1/25 (FSA Insured)	730,000	860,670
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	2,500,000	2,662,800
Columbus Gen. Oblig.:
Series 2016 2, 5% 7/1/25	2,415,000	2,905,945
Series 2019 A:
5% 4/1/32	5,905,000	7,575,938
5% 4/1/33	2,430,000	3,108,237
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	385,000	402,887
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	200,000	223,974
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	1,000,000	1,103,960
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	825,000	992,104
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	4,415,000	5,132,526
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	435,000	493,003
5% 8/1/45	3,550,000	4,202,348
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	1,075,000	1,138,447
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	715,000	795,545
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40 (c)	730,000	797,182
5% 7/1/35 (c)	2,625,000	3,227,333
5% 7/1/42 (c)	4,525,000	5,446,109
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,700,000	2,007,343
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	120,000	134,576
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/21	335,000	360,148
5% 12/1/22	360,000	398,826
5% 12/1/23	500,000	569,120
5% 12/1/24	525,000	613,652
5% 12/1/25	460,000	549,291
5% 12/1/26	600,000	730,968
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	900,000	1,023,732
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/26 (c)	1,800,000	2,155,698
Univ. of Cincinnati Gen. Receipts Series 2016 C, 5% 6/1/41	5,000,000	5,888,800

TOTAL OHIO		67,446,666

Oregon - 1.1%
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	1,695,000	1,753,020
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	11,000,000	12,111,770

TOTAL OREGON		13,864,790

Pennsylvania - 7.7%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/21	985,000	1,046,474
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46	4,000,000	4,542,760
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	680,000	814,518
Series 2020 A:
5% 6/1/29 (c)	1,750,000	2,195,025
5% 6/1/32 (c)	3,000,000	3,761,700
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,140,000	1,344,071
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B:
5% 7/1/20	285,000	290,727
5% 7/1/21	1,215,000	1,276,151
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/21 (c)	1,200,000	1,271,712
5% 7/1/22 (c)	1,500,000	1,642,635
5% 7/1/23 (c)	900,000	1,014,606
5% 7/1/24 (c)	1,700,000	1,968,872
5% 7/1/25 (c)	1,890,000	2,240,935
5% 7/1/26 (c)	1,900,000	2,296,701
5% 7/1/27 (c)	2,000,000	2,460,220
5% 7/1/28 (c)	2,080,000	2,599,168
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	505,000	507,661
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	885,000	982,996
Series 2019:
4% 9/1/36	750,000	837,300
4% 9/1/37	750,000	833,813
4% 9/1/38	1,700,000	1,878,211
4% 9/1/39	1,100,000	1,216,094
4% 9/1/44	250,000	272,538
5% 9/1/22	600,000	660,702
5% 9/1/23	500,000	567,290
5% 9/1/24	675,000	786,200
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 2.8%, tender 12/1/21 (a)	200,000	204,488
Pennsylvania Gen. Oblig.:
Series 2016, 5% 2/1/29	3,795,000	4,523,109
Series 2019, 5% 7/15/26	13,000,000	15,837,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012:
5% 5/1/31	1,035,000	1,124,652
5% 11/1/42	1,275,000	1,365,614
Series 2016, 5% 5/1/34	1,600,000	1,868,528
Series 2018 A, 5% 2/15/48	940,000	1,143,256
Pennsylvania Tpk. Commission Tpk. Rev. Series 2016, 5% 6/1/36	2,000,000	2,336,040
Philadelphia Auth. For Indl. Series 2017, 5% 11/1/47	1,040,000	1,164,405
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,165,000	1,423,129
Series 2019 B:
5% 2/1/34	2,250,000	2,814,818
5% 2/1/35	2,750,000	3,430,763
5% 2/1/36	2,415,000	3,003,632
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,400,000	1,690,052
Series 2019 A:
4% 9/1/35 (c)	1,250,000	1,397,950
5% 9/1/23 (c)	660,000	746,249
5% 9/1/26 (c)	2,000,000	2,411,820
5% 9/1/30 (c)	1,335,000	1,666,507
5% 9/1/32 (c)	1,000,000	1,239,490
5% 9/1/34 (c)	620,000	773,748
Series 2019 B:
5% 9/1/25 (c)	1,360,000	1,610,172
5% 9/1/26 (c)	1,105,000	1,332,531
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/22	1,000,000	1,109,480
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	450,000	550,233
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	235,000	262,037
4% 6/1/49	555,000	615,195
5% 6/1/44	405,000	494,104
5% 6/1/49	645,000	782,379
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,430,000	1,640,253

TOTAL PENNSYLVANIA		97,871,224

Pennsylvania, New Jersey - 0.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/24	2,000,000	2,307,080
Rhode Island - 0.0%
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	270,000	296,133
South Carolina - 1.7%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,875,000	2,301,600
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	1,400,000	1,525,538
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	500,000	544,250
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	400,000	442,180
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	170,000	189,088
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5% 12/1/38	2,300,000	2,567,605
Series 2014 C:
5% 12/1/26	100,000	116,610
5% 12/1/39	1,000,000	1,135,100
5% 12/1/46	4,675,000	5,267,276
Series 2016 A, 5% 12/1/33	220,000	259,778
Series A, 5% 12/1/23	790,000	900,553
Series B, 5% 12/1/24	2,520,000	2,952,256
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,470,000	2,856,283

TOTAL SOUTH CAROLINA		21,058,117

Tennessee - 1.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	615,000	723,431
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	630,000	778,579
5% 4/1/28	420,000	528,364
5% 4/1/41	500,000	599,860
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	410,000	441,578
5.25% 10/1/58	1,225,000	1,473,479
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,025,000	2,332,334
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	100,000	106,609
Tennessee Hsg. Dev. Agcy. Residentential Series 2019 3, 3.75% 1/1/50	14,000,000	15,371,580

TOTAL TENNESSEE		22,355,814

Texas - 12.3%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	2,000,000	2,427,460
Central Reg'l. Mobility Auth. Series 2018, 5% 1/1/25	1,000,000	1,160,610
Collin County Series 2019, 5% 2/15/26	2,315,000	2,824,346
Cypress-Fairbanks Independent School District:
Bonds Series 2014 B1, 1.25%, tender 8/15/22 (a)	890,000	886,921
Series 2019 A:
5% 2/15/22 (c)	4,310,000	4,668,721
5% 2/15/23 (c)	2,035,000	2,276,900
5% 2/15/25 (c)	2,555,000	3,028,007
5% 2/15/26 (c)	3,100,000	3,761,230
Series 2019, 5% 2/15/35	1,100,000	1,383,646
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	1,315,000	1,539,707
Series 2019:
5% 2/15/23	1,000,000	1,120,930
5% 2/15/24	700,000	808,542
5% 2/15/25	1,000,000	1,187,940
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	500,000	599,670
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)	670,000	686,214
Fort Bend Independent School District Bonds Series 2019 A, 1.95%, tender 8/1/22 (a)	2,480,000	2,515,464
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	1,000,000	1,187,140
5% 3/1/27	1,000,000	1,211,420
Grand Parkway Trans. Corp. Bonds Series 2018 B, 5%, tender 10/1/23 (a)	500,000	566,040
Gregg County Health Facilities Dev. Series 2012 C:
3.82% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	2,025,000	2,128,235
5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	800,000	877,744
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	500,000	602,155
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,175,000	2,660,308
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	765,000	947,781
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,250,000	1,522,988
Houston Independent School District:
Bonds Series 2013 B, 2.4%, tender 6/1/21 (a)	500,000	508,310
Series 2016 A, 5% 2/15/23	1,830,000	2,053,809
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	1,000,000	1,226,700
Series 2018 D, 5% 11/15/43	2,100,000	2,578,422
Laredo Independent School District Series 2018, 5% 8/1/40	775,000	939,424
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,500,000	1,811,805
5% 5/15/48	1,700,000	2,039,048
Series 2019, 5% 5/15/44	1,010,000	1,199,718
Midlothian Independent School District Series 2013 C, 2%, tender 8/1/24 (a)	565,000	578,673
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,550,000	1,816,693
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	345,000	356,178
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	750,000	895,133
Series 2017 A, 5% 1/1/39	4,000,000	4,830,760
Series 2018:
4% 1/1/37	2,110,000	2,368,475
4% 1/1/38	1,835,000	2,052,521
5% 1/1/35	500,000	611,380
Series 2019 A:
5% 1/1/22	2,275,000	2,457,569
5% 1/1/23	2,000,000	2,232,500
5% 1/1/24	2,100,000	2,414,139
5% 1/1/38	5,000,000	6,173,300
Northside Independent School District Bonds Series 2019, 1.6%, tender 8/1/24 (a)	2,500,000	2,508,000
Pasadena Independent School District:
Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	2,325,000	2,330,255
Series 2019:
5% 2/15/22 (c)	1,230,000	1,335,571
5% 2/15/26 (c)	5,560,000	6,760,849
Plano Independent School District Series 2016 A, 5% 2/15/23	1,000,000	1,121,960
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2018, 2.75%, tender 12/1/22 (a)	1,400,000	1,457,372
San Antonio Gen. Oblig. Series 2018, 5% 8/1/38	3,000,000	3,726,420
San Antonio Wtr. Sys. Rev. Series 2016 C, 5% 5/15/36	4,025,000	4,843,725
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	950,000	1,072,560
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	8,000,000	9,327,520
Series 2018 A, 5% 7/1/22	800,000	873,480
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	742,661	774,781
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	930,000	1,038,047
Texas Gen. Oblig. Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	395,000	396,217
Series 2019 E2, 2.25%, tender 8/1/22 (a)	1,785,000	1,796,799
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,150,000	1,364,671
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
5% 3/15/22 (c)	2,500,000	2,710,525
5% 3/15/23 (c)	1,490,000	1,668,681
5% 3/15/24 (c)	1,435,000	1,657,468
5% 3/15/25 (c)	1,500,000	1,779,015
5% 3/15/26 (c)	1,855,000	2,249,039
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,500,000	606,780
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	950,000	963,861
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	1,000,000	1,217,150
Series 2018 B:
5% 10/15/38	5,000,000	6,210,550
5% 4/15/49	1,000,000	1,219,510
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7.125% 1/1/46 (Pre-Refunded to 1/1/21 @ 100)	1,500,000	1,601,355
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/35	5,000,000	5,930,050
Univ. of North Texas Univ. Rev. Series 2018 A, 5% 4/15/44	5,150,000	6,211,673

TOTAL TEXAS		156,478,560

Utah - 0.5%
Salt Lake City Arpt. Rev.:
Series 2017 B, 5% 7/1/47	4,000,000	4,738,720
Series 2018 B, 5% 7/1/48	1,000,000	1,203,670

TOTAL UTAH		5,942,390

Virginia - 0.4%
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/38	3,000,000	3,665,370
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	1,100,000	1,103,166
Series 2009 A, 2.15%, tender 9/1/20 (a)	400,000	402,547
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	300,000	302,808

TOTAL VIRGINIA		5,473,891

Washington - 2.2%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/22 (c)	1,140,000	1,194,777
King County Swr. Rev. Bonds Series 2012, 2.6%, tender 12/1/21 (a)	3,900,000	3,950,895
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	480,000	512,731
Washington Gen. Oblig.:
Series 2017 D, 5% 2/1/35	500,000	606,760
Series 2018 C, 5% 2/1/41	1,000,000	1,217,450
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/31	45,000	55,242
5% 7/1/42	300,000	353,796
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	200,000	220,988
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	2,090,000	2,233,625
Series 2015, 5% 1/1/25	1,000,000	1,171,930
Series 2017 A, 4% 7/1/42	5,780,000	6,299,795
Series 2017, 4% 8/15/42	7,000,000	7,326,760
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	430,000	502,266
5% 10/1/26	2,010,000	2,385,810

TOTAL WASHINGTON		28,032,825

Wisconsin - 3.5%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	745,000	894,186
Pub. Fin. Auth. Wis Edl. Facilities Series 2018 A:
5.25% 10/1/43	530,000	612,675
5.25% 10/1/48	530,000	610,237
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,240,000	1,467,193
Series 2016 2, 5% 11/1/25	16,000,000	19,427,680
Series 2016 B, 5% 5/1/25	6,000,000	7,186,800
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/26/22 (a)	1,945,000	2,103,712
Series 2018, 5% 4/1/34	2,000,000	2,473,020
Series 2019 A:
5% 12/1/30	300,000	379,128
5% 12/1/31	300,000	376,671
5% 12/1/32	350,000	438,949
5% 12/1/33	350,000	437,525
5% 12/1/34	350,000	436,307
5% 12/1/35	450,000	559,184
5% 7/1/44	500,000	573,445
5% 7/1/49	2,000,000	2,286,720
Series 2019 B, 5% 7/1/38	355,000	411,995
Series 2019:
5% 10/1/24	270,000	316,167
5% 10/1/26	550,000	672,232
5% 10/1/31	1,110,000	1,404,971
Wisconsin Health & Edl. Facilities Auth. Rev. (Agnesian HealthCare, Inc. Proj.) Series 2013 B, 5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,020,000	1,155,170
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	500,000	623,555

TOTAL WISCONSIN		44,847,522

Wyoming - 0.3%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	3,600,000	3,861,540
TOTAL MUNICIPAL BONDS
(Cost $1,171,168,907)		1,212,646,796

Municipal Notes - 3.8%
New Jersey - 0.8%
Asbury Park Gen. Oblig. BAN Series 2019, 2.5% 7/9/20	2,600,000	$2,618,797
South Orange Village Township Rev. BAN Series 2019, 2.25% 7/9/20	8,000,000	8,048,034

TOTAL NEW JERSEY		10,666,831

New York - 0.7%
Nassau County Gen. Oblig. BAN Series 2019 A, 5% 6/1/20	5,000,000	5,107,698
New York Metropolitan Trans. Auth. Rev. BAN Series 2018 C, 5% 9/1/21	3,000,000	3,191,070

TOTAL NEW YORK		8,298,768

Pennsylvania - 1.4%
Philadelphia School District TRAN Series 2019 C, 4% 3/31/20	17,700,000	17,890,296
Texas - 0.9%
Texas Gen. Oblig. TRAN Series 2019, 4% 8/27/20	11,000,000	11,251,099
TOTAL MUNICIPAL NOTES
(Cost $48,026,317)		48,106,994
	Shares	Value

Money Market Funds - 6.8%
Fidelity Tax-Free Cash Central Fund 1.23% (e)(f)
(Cost $86,883,886)	86,875,212	86,883,883
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $1,306,079,110)		1,347,637,673
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(80,040,813)
NET ASSETS - 100%		$1,267,596,860

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,024,817 or 0.3% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$1,147,604
Total	$1,147,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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